N-4	Nov. 28, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H
Entity Central Index Key	0001045008
Entity Investment Company Type	N-4
Document Period End Date	Nov. 28, 2023
Amendment Flag	false
NY American Legacy Shareholders A Class
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.25%	59-64	2.50%
65-69	4.00%	65-69	3.00%
70-74	4.50%	70-74	3.25%
75-79	4.50%	75-79	3.50%
80+	4.50%	80+	3.75%

NY American Legacy Shareholders A Class | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY American Legacy Shareholders A Class | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY American Legacy Shareholders A Class | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY American Legacy Shareholders A Class | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY American Legacy Fusion
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.25%	59-64	2.50%
65-69	4.00%	65-69	3.00%
70-74	4.50%	70-74	3.25%
75-79	4.50%	75-79	3.50%
80+	4.50%	80+	3.75%

NY American Legacy Fusion | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY American Legacy Fusion | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY American Legacy Fusion | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY American Legacy Fusion | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY American Legacy III B Class
Prospectus:
Fees and Costs of Benefit [Text Block]	Protected Annual Income RatesThe Protected Annual Income amount is calculated when you elect the rider. Upon the first Protected Annual Income withdrawal, the Protected Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Account Value Step-up occurs.
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
55 – 58	3.25%	55 – 58	2.90%
59	4.35%	59	3.85%
60 – 64	4.40%	60 – 64	4.00%
65 – 69	5.70%	65 – 69	5.25%
70 – 74	6.15%	70 – 74	5.65%
75 – 79	6.65%	75 – 79	6.15%
80 – 84	7.25%	80 – 84	6.75%
85+	8.00%	85+	7.50%
Guaranteed Income Benefit PercentagesThe Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value or Protected Income Base, based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The following rates apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections for Contractowners who transition from Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.00%	Under 40	2.00%
40-54	2.25%	40-54	2.00%
55-58	2.25%	55-58	2.00%
59-64	3.25%	59-64	2.50%
65-69	4.00%	65-69	3.00%
70-74	4.50%	70-74	3.25%
75-79	4.50%	75-79	3.50%
80+	4.50%	80+	3.75%

NY American Legacy III B Class | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY American Legacy III B Class | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
NY American Legacy III B Class | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20SingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
NY American Legacy III B Class | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersLincolnLifetimeIncomeAdv20JointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%